Debt - Additional Information (Detail) $ in Millions					12 Months Ended
	Oct. 07, 2021 USD ($)	Apr. 15, 2021 USD ($)	Mar. 17, 2021 USD ($) ft²	Mar. 17, 2021 CAD ($)	Dec. 31, 2021 USD ($) Extension	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate on debt					3.02%
Initial maximum amount available	$ 700,000,000
Credit facility cross default provision amount			$ 75,000,000
Debt Instrument Carrying Amount					$ 877,511,547
KeyBank SST IV CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 40,500,000
Number of properties encumbered | ft²			7
Debt instrument, maturity date			Feb. 01, 2030	Feb. 01, 2030
Debt Instrument Fixed Rate			3.56%
SST IV TCF Loan
Debt Instrument [Line Items]
Line of credit facility, term of extension options					1 day
Debt instrument, description of variable rate basis			LIBOR plus 3.00%	LIBOR plus 3.00%
Debt Instrument Carrying Amount					$ 40,782,500
Debt instrument, maturity date					Mar. 30, 2023
Debt Instrument Fixed Rate					3.75%
Debt instrument, variable interest rate			3.75%	3.75%
Derivative, notional amount					$ 30,500,000
Effective interest rate cap on derivative instrument					0.75%
Line of credit facility, number of extension options | Extension					2
Maximum | Security Interest Termination Event
Debt Instrument [Line Items]
Capitalization rate leverage ratio			60.00%	60.00%
Secured debt ratio			40.00%	40.00%
Minimum | Security Interest Termination Event
Debt Instrument [Line Items]
Credit facility cross default provision amount			$ 25,000,000
fixed charge coverage ratio			1.50	1.50
Unsecured interest coverage ratio			2.00	2.00
Credit Facility Revolver
Debt Instrument [Line Items]
Line of credit facility, increase (decrease), net	200,000,000
Line of credit facility, current borrowing capacity	450,000,000				$ 450,000,000
Amount borrowed under the credit facility					233,000,000
Credit Facility Term Loan
Debt Instrument [Line Items]
Outstanding balance on credit facility			$ 250,000,000
Line of credit facility, current borrowing capacity					250,000,000
Amount borrowed under the credit facility					250,000,000
Accordion Feature
Debt Instrument [Line Items]
Initial maximum amount available	1,050,000,000.00
Additional amount available under credit facility	350,000,000
Upon Achievement Of Certain Financial Conditions | SST IV TCF Loan
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis			LIBOR plus 2.50%	LIBOR plus 2.50%
Debt Instrument Fixed Rate			3.50%
Key Bank
Debt Instrument [Line Items]
Initial maximum amount available			$ 850,000,000			$ 500,000,000
Outstanding balance on credit facility			500,000,000
Additional amount available under credit facility			350,000,000
Proceeds from line of credit			451,000,000
Line of credit facility, current borrowing capacity					$ 250,000,000
Key Bank | Credit Facility Revolver
Debt Instrument [Line Items]
Outstanding balance on credit facility			$ 250,000,000
Maturity date			Mar. 17, 2024	Mar. 17, 2024
Line of credit facility, term of extension options			1 day	1 day
Debt instrument, description of variable rate basis					185 basis points over 30-day LIBOR or 30-day CDOR
Line of credit facility, current borrowing capacity	700,000,000
Key Bank | Credit Facility Revolver | USD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit			$ 199,000,000
Key Bank | Credit Facility Revolver | CAD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit			2,000,000	$ 2.5
Key Bank | Credit Facility Revolver | Maximum
Debt Instrument [Line Items]
Line of credit facility, annual unused fee					25.00%
Line of credit facility, increase (decrease), net	450,000,000
Key Bank | Credit Facility Revolver | Maximum | Letter of Credit
Debt Instrument [Line Items]
Credit facility sublimits			25,000,000
Key Bank | Credit Facility Revolver | Maximum | Swingline Loans
Debt Instrument [Line Items]
Credit facility sublimits			25,000,000
Key Bank | Credit Facility Revolver | Minimum
Debt Instrument [Line Items]
Line of credit facility, annual unused fee					15.00%
Line of credit facility, increase (decrease), net	$ 200,000,000
Key Bank | Credit Facility Term Loan
Debt Instrument [Line Items]
Outstanding balance on credit facility			$ 250,000,000
Maturity date			Mar. 17, 2026	Mar. 17, 2026
Debt instrument, description of variable rate basis					180 basis points over 30-day LIBOR or 30-day CDOR
Key Bank | Credit Facility Term Loan | USD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit			$ 150,000,000
Key Bank | Credit Facility Term Loan | CAD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit			$ 100,000,000	$ 124.7
Oakville III Property | BMO Loan
Debt Instrument [Line Items]
Proceeds from line of credit		$ 16,300,000
Debt instrument, payment description		We provided a full recourse guaranty on the loan, which will remain in effect until the property achieves 75% physical occupancy, at which point such guaranty will be reduced to 50% of the loan balance. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR